Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Summary of income tax provision (benefit)
The income tax provision (benefit) consists of the following:

	December 31, 2021	December 31, 2020
Current
Federal	$—	$—
State	—	—
Deferred
Federal	(1,572,412)	(699)
State	—	—
Valuation allowance	1,572,412	699

Income tax provision	$—	$—

Schedule of Net Deferred Tax Assets
The Company’s net deferred tax assets are as follows:

	December 31, 2021	December 31, 2020
Deferred tax assets:
Start-up/Organization costs	$926,801	$502
Net operating loss carryforwards	645,611	197

Total deferred tax assets	1,572,412	699
Valuation allowance	(1,572,412)	(699)

Deferred tax asset, net of allowance	$—	$—

Schedule of Reconciliation of the Statutory Federal Income Tax Rate Benefit to the Effective Tax Rate Benefit
A reconciliation of the statutory federal income tax rate (benefit) to the Company’s effective tax rate (benefit) is as follows:

	December 31, 2021	December 31, 2020
Statutory federal income tax rate	21.0%	21.0%
Change in fair value of derivative warrant liabilities	(28.0)%	0.0%
Transaction costs allocated to derivative warrant liabilities	1.7%	0.0%
Merger costs	(3.4)%	0.0%
Change in valuation allowance	8.8%	(21.0)%

Income Taxes Benefit	0.0%	0.0%